Leases - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right of use assets	£ 484	£ 240	£ 220
Short term leases	190	49
Total cash outflow	£ 674	£ 289